UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.8% (99.1% of Total Investments)
	MUNICIPAL BONDS – 145.1% (98.6% of Total Investments)
	Alabama – 3.8% (2.6% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,454,071
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,043,760
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	6,057,840
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,164,700
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,256,892
11,790	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	11,803,912
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,942,078
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,039,340
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
34,415	Total Alabama			34,762,593
	Alaska – 0.9% (0.6% of Total Investments)
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	8,079,330
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.0% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB+	511,760
660	5.250%, 12/01/25	12/15 at 100.00	BBB+	674,190
9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	9,952,502
	2010A, 5.000%, 7/01/40
7,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	7,188,679
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
17,980	Total Arizona			18,327,131
	Arkansas – 0.5% (0.3% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013,	12/23 at 100.00	A1	2,098,361
	4.875%, 12/01/43
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	2,020,560
	Series 2005B, 5.000%, 2/01/25
4,055	Total Arkansas			4,118,921
	California – 21.4% (14.5% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	7,462,212
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Financing Authority, California, Senior Lease Bonds, Public Improvement	9/17 at 100.00	A1	9,821,300
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
3,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,632,160
	2013S-4, 5.250%, 4/01/53
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,701,482
	Series 2005, 4.750%, 10/01/28 (WI/DD, Settling 2/06/14)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,572,195
	2006, 5.000%, 11/01/30
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	5,526,122
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	9,053,570
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,648,158
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,752,733
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	550,760
	Series 2013A, 5.000%, 7/01/37
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
2,140	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA–	2,224,830
825	9.333%, 2/15/20 (IF) (5)	No Opt. Call	AA–	857,703
790	9.325%, 2/15/20 (IF) (5)	No Opt. Call	AA–	821,284
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,039,361
	5.000%, 11/15/42 (UB)
4,930	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A2	5,090,817
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,160,950
	2010A-1, 6.000%, 3/01/35
3,130	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA	3,197,326
905	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	924,277
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,649,692
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB–	4,401,927
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,547,250
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	8,856,743
	Option Bond Trust 3175, 13.788%, 5/15/14 (IF)
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A1	3,699,553
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	2,855,320
	2006B, 0.000%, 8/01/26 – NPFG Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,487,415
3,480	6.000%, 1/15/49	1/24 at 100.00	BBB–	3,518,837
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,520	5.000%, 6/01/33	6/17 at 100.00	B	5,777,691
2,000	5.750%, 6/01/47	6/17 at 100.00	B	1,583,240
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,173,410
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,296,300
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	15,828,450
	5.000%, 7/01/41
325	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	358,235
3,635	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,817,609
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
13,930	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	17,997,003
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	5,119,700
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	338,425
	2013A, 5.750%, 6/01/48
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa2	415,452
445	5.000%, 9/01/23	9/15 at 102.00	Baa2	455,600
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29	9/14 at 100.00	A+ (4)	3,598,630
	(Pre-refunded 9/01/14) – NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	3,677,669
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	2,337,335
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	14,267,736
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	A	5,867,145
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,202,330
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,199,530
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,590,146
261,030	Total California			194,955,613
	Colorado – 2.1% (1.4% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+ (4)	2,601,500
	2004, 5.000%, 12/01/21 (Pre-refunded 12/01/14) – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	713,660
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,140,194
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,000,850
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A+	811,232
	5.000%, 3/01/25
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,668,329
	5.000%, 11/15/43
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	A	7,046,260
	NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	259,040
	Activity Bonds, Series 2010, 6.000%, 1/15/41
32,380	Total Colorado			19,241,065
	Connecticut – 0.9% (0.6% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,206,839
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	A1	2,413,142
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – NPFG Insured
3,665	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	3,523,714
	2013A, 4.000%, 4/01/39
7,905	Total Connecticut			8,143,695
	District of Columbia – 2.2% (1.5% of Total Investments)
2,405	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/14 at 100.00	AA+	2,409,305
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	11,796,846
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,229,918
	Tender Option Bond Trust 1606, 11.881%, 10/01/30 – AMBAC Insured (IF) (5)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,491,378
	Tender Option Bond Trust 1731, 11.877%, 10/01/30 – AMBAC Insured (IF) (5)
17,375	Total District of Columbia			19,927,447
	Florida – 10.5% (7.1% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	2,940,234
	Series 2005, 5.000%, 4/01/24
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding	10/21 at 100.00	AA+	2,212,540
	Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/14 at 100.00	N/R	5,401,026
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	8,403,920
2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	No Opt. Call	A–	2,991,384
	Miami Issue, Series 2012A, 5.000%, 4/01/42
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A–	19,765,010
	4.500%, 7/01/33 – AMBAC Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding
	Series 2012A:
1,000	5.000%, 10/01/29 (Alternative Minimum Tax)	No Opt. Call	A	1,038,770
1,800	5.000%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	A	1,859,328
7,890	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	8,030,363
	5.000%, 10/01/41
4,865	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	4,962,397
	5.000%, 10/01/37
5,425	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	5,611,186
	5.000%, 7/01/42
5,325	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	5,485,123
	5.000%, 10/01/42
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,973,365
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,883,478
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	15,039,096
	2012B, 5.000%, 7/01/42
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,509,116
	8/01/22 – AGM Insured
92,940	Total Florida			95,106,336
	Georgia – 0.9% (0.6% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	2,653,429
	Building, Series 2004, 5.250%, 5/01/24 – NPFG Insured
5,010	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	5,611,851
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
7,635	Total Georgia			8,265,280
	Guam – 0.1% (0.1% of Total Investments)
1,220	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	1,232,444
	5.500%, 7/01/43
	Hawaii – 1.2% (0.8% of Total Investments)
10,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	10,424,800
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,106,406
600	5.250%, 9/01/37	9/16 at 100.00	BB+	561,132
2,785	Total Idaho			2,667,538
	Illinois – 11.8% (8.0% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	7,781,200
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	A+	6,007,394
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	A+	10,777,500
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	A+	6,369,500
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,919,054
	5.250%, 12/01/40
3,130	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,211,130
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	13,907,220
2,785	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	2,874,900
	Series 2002, 5.500%, 11/01/36
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	1,065,509
3,000	5.250%, 11/15/23 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	3,044,310
1,380	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	1,455,458
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,514,550
6,970	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	7,112,955
	5.000%, 10/01/51
1,055	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,101,030
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	1,252,413
	18.345%, 1/01/21 (IF) (5)
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	D	395,370
	Revenue Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	10,179,300
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	5,223,134
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA- (4)	3,572,337
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	AA- (4)	1,154,293
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	Aaa	4,064,460
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
7,625	6.250%, 10/01/38	10/23 at 100.00	A	8,199,620
1,525	6.000%, 10/01/42	10/23 at 100.00	A	1,591,612
118,795	Total Illinois			107,774,249
	Indiana – 1.0% (0.6% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	Aaa	2,053,822
	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,847,609
	2012A, 5.000%, 5/01/42
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	Aa2	2,541,050
	5.000%, 12/01/37
1,115	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,169,323
	7.000%, 1/01/44 (Alternative Minimum Tax)
8,485	Total Indiana			8,611,804
	Iowa – 1.2% (0.8% of Total Investments)
1,650	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AA+ (4)	1,705,539
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	7,744,500
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,555,860
13,650	Total Iowa			11,005,899
	Kentucky – 2.7% (1.8% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,044,378
	Medical Health System, Series 2010A, 6.500%, 3/01/45
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,120	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,196,274
3,655	0.000%, 7/01/46	7/31 at 100.00	Baa3	2,042,049
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,920	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,015,192
585	6.000%, 7/01/53	7/23 at 100.00	Baa3	609,465
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	9,849,316
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,229,711
1,270	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,290,688
1,335	5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,356,747
26,090	Total Kentucky			24,633,820
	Louisiana – 3.7% (2.5% of Total Investments)
2,345	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,182,679
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
115	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	115,000
1,055	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,055,000
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,025,880
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,870,122
	Series 2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	4,810,192
	Series 2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,272,156
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,342,887
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,650,325
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	946,963
10,105	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	10,113,993
32,565	Total Louisiana			33,385,197

	Maine – 0.2% (0.2% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series	7/23 at 100.00	A+	2,069,000
	2013, 5.000%, 7/01/43
	Maryland – 1.0% (0.7% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	2,146,716
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	506,943
	Center, Series 2011, 6.000%, 7/01/25
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,034,180
	Hospital, Series 2008, 5.750%, 1/01/33
3,465	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	3,471,514
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
735	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/14 at 100.00	Aaa	735,985
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
8,850	Total Maryland			8,895,338
	Massachusetts – 4.5% (3.0% of Total Investments)
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	2,381,535
	5.000%, 11/01/43
545	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	563,034
	5.000%, 10/01/48
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,124,063
	University Issue, Series 2009A, 5.750%, 7/01/39
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	722,176
	5.125%, 7/01/41
2,355	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	Aa2 (4)	2,527,951
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006, 4.375%,	8/16 at 100.00	AAA	13,184,470
	8/01/36 (UB)
370	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	Aa1 (4)	429,474
	(Pre-refunded 8/01/17)
5,590	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/25	8/17 at 100.00	AA+	6,346,048
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,603,911
	8/01/46 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	6,975,437
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
39,120	Total Massachusetts			40,858,099
	Michigan – 2.3% (1.6% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	2,453,688
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,063,450
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	3,998,698
	5.500%, 7/01/41
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	1,071,500
	2011-I-A, 5.375%, 10/15/41
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	5,282,888
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	815,495
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	3,341,057
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	850,298
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
20,365	Total Michigan			20,877,074
	Minnesota – 4.0% (2.7% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A1	13,745,550
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	2,004,120
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	(Pre-refunded 2/15/14)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,270,150
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/14 at 100.00	A	90,111
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,545,270
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,594,548
	Series 2005, 6.000%, 11/15/25
12,940	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	14,544,819
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
34,725	Total Minnesota			36,794,568
	Mississippi – 0.8% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	7,028,725
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 0.9% (0.6% of Total Investments)
1,035	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,089,576
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	4/14 at 100.00	BBB+	2,001,040
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	508,150
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,754,099
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,666,789
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	1,332,664
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
8,020	Total Missouri			8,352,318
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	2,506,772
	Tender Option Bond Trust 11673, 20.138%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 1.7% (1.2% of Total Investments)
8,800	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	9,792,904
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	2,942,001
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,723,396
	5.000%, 6/01/42
14,100	Total Nevada			15,458,301
	New Jersey – 3.9% (2.7% of Total Investments)
95	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Caa1	82,604
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
485	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	487,415
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	3,944,074
2,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	2,158,180
300	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	394,896
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	779,872
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,572,684
	2006A, 5.250%, 12/15/20
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A+	8,057,576
	5.500%, 6/15/31
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	9,440,603
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.579%,	7/22 at 100.00	A+	1,524,927
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,130	4.500%, 6/01/23	6/17 at 100.00	B1	2,947,302
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,478,560
34,090	Total New Jersey			35,868,693
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA–	6,571,311
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 13.2% (9.0% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,141,140
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	799,700
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	3,223,156
	Series 2013A, 5.000%, 7/01/44
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	5,074,944
	2012A, 5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2012:
1,100	5.000%, 7/01/38	No Opt. Call	A1	1,151,084
1,500	5.000%, 7/01/42	No Opt. Call	A1	1,558,935
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,025	5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	1,046,874
1,000	5.250%, 7/01/22 (Pre-refunded 7/01/14)	7/14 at 100.00	AA- (4)	1,021,380
500	5.250%, 7/01/24 (Pre-refunded 7/01/14)	7/14 at 100.00	AA- (4)	510,690
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,033,124
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,613,136
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,441,873
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	6,706,664
	2/15/47 – NPFG Insured
15,105	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series	No Opt. Call	AA	6,481,707
	2012A, 0.000%, 11/15/32
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	4,085,328
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	6,054,666
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	772,125
	5.000%, 11/15/41
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,229,945
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,091,738
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,467,722
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,395,016
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,356,531
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	6,171,518
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	N/R (4)	6,165,540
	(Pre-refunded 8/15/14) (WI/DD, Settling 2/06/14)
1,890	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	1,984,311
6,070	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	N/R (4)	6,410,102
	(Pre-refunded 4/01/15)
11,515	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	11,680,355
	5.000%, 11/15/44 – AMBAC Insured
670	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	4/14 at 100.00	Baa1	669,906
	6.500%, 6/01/35
6,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	6,432,360
	Series 2005, 5.250%, 10/01/35
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,498,695
	2004A-1, 5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,350,558
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,680,936
	Ninth Series 2013, 5.000%, 12/01/38
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AA–	4,820,823
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,438,274
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
129,360	Total New York			120,560,856
	North Carolina – 2.3% (1.6% of Total Investments)
2,850	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,937,609
	Bonds, Series 2008, Trust 1149, 15.412%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,073,247
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A,	4/23 at 100.00	A–	12,656,333
	5.125%, 4/01/43
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	897,820
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
3,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	Aa2	3,323,880
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
20,650	Total North Carolina			20,888,889
	Ohio – 4.8% (3.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
250	5.125%, 6/01/24	6/17 at 100.00	B–	210,803
2,850	5.875%, 6/01/30	6/17 at 100.00	B	2,298,183
6,345	5.750%, 6/01/34	6/17 at 100.00	B	4,940,725
6,285	5.875%, 6/01/47	6/17 at 100.00	B	5,020,458
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	4,772,751
	Series 2013, 5.000%, 6/15/43
16,820	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	17,512,984
	2013A, 5.000%, 1/01/38 (UB) (5)
975	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender	1/23 at 100.00	AA	1,135,680
	Option Bond Trust 1157, 17.677%, 1/01/38 (IF) (5)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,091,120
	Series 2011A, 5.375%, 12/01/30
4,425	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,518,368
	2013A-1, 5.000%, 2/15/48
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,417,881
	Convertible Series 2013A-3, 0.000%, 2/15/36
47,455	Total Ohio			43,918,953
	Oklahoma – 2.6% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,052,331
	5.375%, 9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,704,610
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	2/17 at 100.00	A+	6,952,518
1,335	5.000%, 2/15/42	2/17 at 100.00	A+	1,355,065
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,161,542
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	146,278
	System, tender option Bond Trust 3500, 8.577%, 6/15/30 (IF)
22,903	Total Oklahoma			23,372,344
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA (4)	1,123,187
	5.000%, 5/01/24 (Pre-refunded 5/01/15) – AGM Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,595,900
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,719,087
	Pennsylvania – 3.9% (2.7% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,885,832
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	893,574
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	1,744,200
11,000	0.000%, 12/01/38	No Opt. Call	A	2,589,620
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,457,829
	Concession, Series 2013A, 5.125%, 12/01/47
1,670	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,785,013
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,056,350
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	4,971,855
	Bonds, Series 2010A, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	2,822,951
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA–	4,605,730
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA–	4,837,511
47,070	Total Pennsylvania			35,650,465
	Puerto Rico – 0.4% (0.3% of Total Investments)
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	85,705
	0.000%, 8/01/38
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
300	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	37,338
75	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	8,692
325	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	35,064
1,330	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	133,559
25,560	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	1,657,566
100	0.000%, 8/01/56	No Opt. Call	AA–	5,371
2,500	5.250%, 8/01/57	8/17 at 100.00	AA–	1,906,350
30,690	Total Puerto Rico			3,869,645
	Rhode Island – 2.0% (1.4% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation Higher Education Facilities Revenue	9/23 at 100.00	AA+	7,797,627
	Bonds, Brown University, Series 2013, 5.000%, 9/01/43
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	4/14 at 100.00	BBB+	1,019,918
9,770	6.250%, 6/01/42	4/14 at 100.00	BBB–	9,613,485
18,020	Total Rhode Island			18,431,030
	South Carolina – 1.9% (1.3% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA- (4)	8,976,786
	GROWTH, Series 2004, 5.250%, 12/01/24 (Pre-refunded 12/01/14)
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	AA- (4)	1,831,550
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	AA- (4)	2,432,304
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	977,104
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
2,880	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	2,995,574
	5.125%, 12/01/43
16,570	Total South Carolina			17,213,318
	Tennessee – 2.2% (1.5% of Total Investments)
3,600	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	3,687,372
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	2,556,689
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,569,792
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,262,639
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,320,100
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	410,472
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
24,075	Total Tennessee			19,807,064
	Texas – 17.1% (11.6% of Total Investments)
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A,	5/23 at 100.00	AA	5,314,600
	5.000%, 11/15/43
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	8,913,814
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/14 at 100.00	CC	59,125
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,682,400
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
765	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	743,328
	5.000%, 1/01/43
3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	3,546,801
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,624,250
	5.000%, 1/01/36
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	8,161,803
	5.125%, 11/01/43 (Alternative Minimum Tax)
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,597,580
	5.000%, 11/01/42
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	8,978,850
	11/01/42 (Alternative Minimum Tax)
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	4,311,276
	Trust 2013-9A, 18.365%, 4/01/53 (IF)
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	5/14 at 100.00	A	3,999,960
	2001B, 5.250%, 11/15/40 – NPFG Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	5,073,700
	5.250%, 5/15/25 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,241,840
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	14,213,693
	Series 2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB–	2,052,860
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB–	2,832,116
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	4,024,040
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
250	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	4/14 at 100.00	A1	250,793
	5.250%, 5/15/24
5,420	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,584,605
5,710	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,046,433
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA+	1,497,790
8,470	0.000%, 9/01/45	9/31 at 100.00	AA+	6,740,257
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	11,446,930
	Option Bond Trust 1124, 7.559%, 8/15/36 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	55,000
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	12,298,486
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,007,780
	2012, 5.000%, 12/15/31
2,195	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,359,888
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.842%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,401,144
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	16,550,500
	2002A, 0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Aaa	2,346,542
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
166,045	Total Texas			155,958,184
	Virginia – 1.5% (1.0% of Total Investments)
5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/20 at 100.00	AA–	5,264,350
	Series 2010A, 5.000%, 10/01/39
4,475	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,542,573
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	988,199
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	3,027,912
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
13,565	Total Virginia			13,823,034
	Washington – 3.5% (2.4% of Total Investments)
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,261,656
	5.375%, 12/01/20 (Pre-refunded 12/01/14) – NPFG Insured
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	10,182,298
	Series 2013A, 5.000%, 5/01/43
4,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,206,493
	Series 2010, 5.500%, 12/01/39
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	4,666,961
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,759,471
34,850	Total Washington			32,076,879
	Wisconsin – 1.4% (0.9% of Total Investments)
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,497,891
	Series 2009, 5.875%, 2/15/39
890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	893,498
	Healthcare, Series 2006, 5.000%, 5/01/32
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,004,540
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,002,300
	Healthcare System, Series 2006A, 5.250%, 8/15/34
	Wisconsin State, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AA	177,214
130	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	131,632
	Wisconsin State, General Obligation Bonds, Series 2004-3:
1,545	5.250%, 5/01/19 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,564,838
1,135	5.250%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,149,573
12,285	Total Wisconsin			12,421,486
	Wyoming – 0.4% (0.3% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	3,463,070
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,465,653	Total Municipal Bonds (cost $1,287,995,340)			1,321,117,665

Shares	Description (1)				Value
	COMMON STOCKS – 0.2% (0.2% of Total Investments)
	Airlines – 0.2% (0.2% of Total Investments)
60,076	American Airlines Group Inc., (6)				$ 2,015,550
	Total Common Stocks (cost $1,548,772)				2,015,550

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.5% (0.3% of Total Investments)
	Airlines – 0.5% (0.3% of Total Investments)
167,224	American Airlines Group Inc., (6)	6.250%		N/R	$ 4,459,864
	Total Convertible Preferred Securities (cost $4,267,550)				4,459,864
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 272	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 48,901
76	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	10,206
$ 348	Total Corporate Bonds (cost $17,315)				59,107
	Total Long-Term Investments (cost $1,293,828,977)				1,327,652,186

Principal		Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)
	MUNICIPAL BONDS – 1.3% (0.9% of Total Investments)
	Ohio – 1.1 (0.7% of Total Investments)
$ 10,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Variable Rate Demand Obligations,		No Opt. Call	A-1	$ 10,000,000
	Tender Option Bond Trust 3766Z, 0.190%, 12/01/32 – AGM Insured (9)
	Kentucky – 0.2 (0.2% of Total Investments)
2,270	Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds,		No Opt. Call	A-2	2,270,000
	Republic Services Inc., Variable Rate Demand Obligations, Refunding 2010B, 0.520%,
	4/01/31 (Mandatory put 6/03/14) (9)
$ 12,270	Total Short-Term Investments (cost $12,270,000)				12,270,000
	Total Investments (cost $1,306,098,977) – 147.1%				1,339,922,186
	Floating Rate Obligations – (9.0)%				(82,184,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (44.7)% (10)				(407,000,000)
	Other Assets Less Liabilities – 6.6%				60,093,312
	Net Assets Applicable to Common Shares – 100%				$ 910,831,498

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,321,117,665	$ —	$1,321,117,665
Common Stocks	2,015,550	—	—	2,015,550
Convertible Preferred Securities	4,459,864	—	—	4,459,864
Corporate Bonds	—	—	59,107	59,107
Short-Term Investments:
Municipal Bonds	—	12,270,000	—	12,270,000
Total	$6,475,414	$1,333,387,665	$59,107	$1,339,922,186

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $1,226,964,660.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 69,234,329
Depreciation	(38,543,031)
Net unrealized appreciation (depreciation) of investments	$ 30,691,298

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of
AAL preferred stock which is to be converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014